Capital increase (Details)	6 Months Ended
	Jun. 30, 2019 EUR (€) EquityInstruments shares	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Balance at beginning of period, shares | shares	54,465,421
Balance at beginning of period	€ 1,214,249,000	€ 1,011,983,000
Share capital	238,475,000		€ 236,540,000
Share premium	1,283,650,000		1,277,780,000
Exercise of warrants	€ 7,805,000	5,261,000
Balance at end of period, shares | shares	54,823,101
Balance at end of period	€ 1,143,367,000	885,659,000
March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | EquityInstruments	149,370
Average exercise price warrants	€ 23.30
Closing share price	90.32
June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	208,310
Average exercise price warrants	20.76
Closing share price	113.55
Share capital
Disclosure of classes of share capital [line items]
Balance at beginning of period	236,540,000	233,414,000
Exercise of warrants	1,935,000	2,169,000
Balance at end of period	238,475,000	235,583,000
Share capital | March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	808,000
Share capital | June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	1,127,000
Share premium account
Disclosure of classes of share capital [line items]
Balance at beginning of period	1,277,780,000	993,025,000
Exercise of warrants	5,870,000	3,092,000
Balance at end of period	1,283,650,000	€ 996,117,000
Share premium account | March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	2,673,000
Share premium account | June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	3,198,000
Share capital and share premium
Disclosure of classes of share capital [line items]
Share capital and share premium			€ 1,514,320,000
Balance at end of period	1,522,125,000
Share capital and share premium | March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	3,481,000
Share capital and share premium | June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	€ 4,325,000